UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  Sept. 30, 2003

Check here if Amendment [    ]; Amendment Number:
This Amendment  (Check only one.) :  [    ]  is a restatement.
                                     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Davidson Trust Co.
Address:        8 Third Street North
                Great Falls, MT  59401

13F File Number: 28-10302

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		J. Joseph Heffernan III
Title:		President
Phone:		406-791-7441

Signature, Place, and Date of Signing:



______________________________     _________________________     ______________
         [Signature]                     [City, State]              [Date]

  J. Joseph Heffernan  III           Great Falls, Montana        Sept. 30, 2003

Report Type  (Check only one.):

[ ]          13F HOLDINGS REPORT.

[ ]          13F NOTICE.

[X]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F File Number	    Name
--------------------    ------------------------------
28-10301		    Davidson Investment Advisors

FORM 13F  SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	                None

Form 13F Information Table Entry Total:             51

Form 13F Information Table Value Total:    $21,499,000


List of Other Included Managers:		  None


FORM 13F INFORMATION TABLE

            COLUMN1                 COLUMN2      COLUMN3  COLUMN4       COLUMN5      COLUMN6    COLUMN7             COLUMN8
______________________________ ________________ _________ ________ _________________ _______ ____________ __________________________
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT     OTHER         VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101 234      3400     SH       SOLE                 3400
ALBERTSONS INC.                COM              013104104 368      17905    SH       SOLE                 17905
ALLIANCE CAPITAL MGMT HLDGS    COM              01855A101 282      8450     SH       SOLE                 8450
ALTRIA GROUP INC               COM              02209S103 267      6100     SH       SOLE                 6100
BANK OF AMERICA CORP           COM              060505104 332      4266     SH       SOLE                 4266
BAXTER INTERNATIONAL CORP.     COM              071813109 239      8278     SH       SOLE                 8278
BP PLC ADS                     COM              055622104 336      8006     SH       SOLE                 8006
BRISTOL MYERS SQUIBB COMPANY   COM              110122108 259      10133    SH       SOLE                 10133
CENDANT CORP                   COM              151313103 267      14363    SH       SOLE                 14363
CHEVRONTEXACO CORP             COM              166764100 434      6100     SH       SOLE                 6100
COCA-COLA CO                   COM              191216100 264      6168     SH       SOLE                 6168
CONOCOPHILLIPS                 COM              20825C104 224      4106     SH       SOLE                 4106
COOPER INDUSTRIES LTD CL A     COM              G24182100 271      5670     SH       SOLE                 5670
DIEBOLD INC                    COM              253651103 356      7050     SH       SOLE                 7050
DISNEY WALT PRODUCTIONS        COM              254687106 243      12097    SH       SOLE                 12097
DOW CHEMICAL                   COM              260543103 288      8910     SH       SOLE                 8910
DUPONT E I DE NEMOURS & COMPAN COM              263534109 512      12826    SH       SOLE                 12826
EMERSON ELECTRIC COMPANY       COM              291011104 240      4585     SH       SOLE                 4585
EXXON MOBIL CORPORATION        COM              30231G102 2481     67816    SH       SOLE                 67816
FORTUNE BRANDS INC             COM              349631101 310      5490     SH       SOLE                 5490
GENERAL ELECTRIC COMPANY       COM              369604103 3571     119833   SH       SOLE                 119833
GENERAL MILLS INC              COM              370334104 211      4508     SH       SOLE                 4508
GLACIER BANCORP INC (NEW)      COM              37637Q105 435      15892    SH       SOLE                 15892
INTEL CORP                     COM              458140100 345      12565    SH       SOLE                 12565
INTERNATIONAL BUSINESS MACHINE COM              459200101 211      2393     SH       SOLE                 2393
INTERNATIONAL PAPER CO.        COM              460146103 246      6306     SH       SOLE                 6306
JOHNSON & JOHNSON              COM              478160104 400      8094     SH       SOLE                 8094
JP MORGAN CHASE & CO           COM              46625H100 309      9037     SH       SOLE                 9037
MERCK & COMPANY, INC.          COM              589331107 396      7845     SH       SOLE                 7845
MICRON TECHNOLOGY INC          COM              595112103 219      16390    SH       SOLE                 16390
MICROSOFT CORP.                COM              594918104 318      11478    SH       SOLE                 11478
MOTOROLA INC                   COM              620076109 229      19245    SH       SOLE                 19245
NEXTEL COMMUNICATIONS INC CL A COM              65332V103 210      10695    SH       SOLE                 10695
PFIZER INC.                    COM              717081103 614      20260    SH       SOLE                 20260
PLUM CREEK TIMBER COMPANY REIT COM              729251108 421      16578    SH       SOLE                 16578
PNC BANK CORP                  COM              693475105 250      5275     SH       SOLE                 5275
PROCTER & GAMBLE COMPANY       COM              742718109 221      2385     SH       SOLE                 2385
ROYAL DUTCH PETROLEUM CO       COM              780257804 217      4916     SH       SOLE                 4916
SAFECO CORP                    COM              786429100 201      5694     SH       SOLE                 5694
SBC COMMUNICATIONS             COM              78387G103 353      15922    SH       SOLE                 15922
SUN LIFE FINANCIAL INC         COM              866796105 282      13059    SH       SOLE                 13059
TARGET CORP                    COM              87612E106 350      9325     SH       SOLE                 9325
TIMKEN CO.                     COM              887389104 157      10340    SH       SOLE                 10340
UNION PACIFIC CORPORATION      COM              907818108 252      4345     SH       SOLE                 4345
UNITED TECHNOLOGIES CORPORATIO COM              913017109 410      5315     SH       SOLE                 5315
UST INC                        COM              902911106 286      8145     SH       SOLE                 8145
VERIZON COMMUNICATIONS         COM              92343V104 435      13439    SH       SOLE                 13439
WASHINGTON MUTUAL INC          COM              939322103 268      6823     SH       SOLE                 6823
WELLS FARGO & CO (NEW)         COM              949746101 1016     19739    SH       SOLE                 19739
WILMINGTON TRUST CORPORATION   COM              971807102 260      8475     SH       SOLE                 8475
XEROX CORPORATION              COM              984121103 199      19560    SH       SOLE                 19560